ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

5. ACCRUED LIABILITIES

The following table describes the principal components of accrued liabilities on the Company’s unaudited condensed consolidated balance sheet as of September 30, 2024 and December 31, 2023.

	September 30,	December 31,
(in thousands)	2024	2023
Payroll and benefits related expenses	$1,509	$1,189
Collaboration and research agreements expenses	128	217
Professional services	371	951
Other accrued liabilities	486	506
Total accrued liabilities	$2,494	$2,863

NOTE 5: ACCRUED LIABILITIES

The components of accrued liabilities as of December 31, 2023 and 2022 were as follows:

	December 31,	December 31,
(in thousands)	2023	2022
Payroll and benefits related expenses	$1,189	$1,803
Collaboration and research agreements expenses	217	404
Professional services	951	556
Other accrued liabilities	506	639
Total accrued liabilities	$2,863	$3,402